ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payable and accrued liabilities	$ 134,123	$ 108,295
Payroll and government remittances	17,637	17,340
Accounts payable and accrued liabilities	$ 151,760	$ 125,635